Income Taxes (Tables)	12 Months Ended
Jun. 30, 2015
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes

The Company’s (benefit)/provision for income taxes from operations are summarized as follows (in millions):

	Year Ended June 30,
	2015	2014	2013
Current Income Taxes
Federal	$1.7	$6.3	$—
State	4.4	3.8	1.7
Foreign	(1.6)	3.3	—
Total	$4.5	$13.4	$1.7
Deferred Income Taxes
Federal	$(8.6)	$26.3	$(23.5)
State	(6.9)	1.2	(3.5)
Foreign	2.3	(0.6)	3.5
Total	(13.2)	26.9	(23.5)
Total (benefit)/provision for income taxes	$(8.7)	$40.3	$(21.8)

Schedule of Income before Income Tax

The United States and foreign components of (loss)/benefit from operations before income taxes are as follows (in millions):

	Year Ended June 30,
	2015	2014	2013
United States	$(159.4)	$(127.8)	$(179.5)
Foreign	$(4.4)	$(9.0)	$15.8
Total	$(163.8)	$(136.8)	$(163.7)

Schedule Of Reconciliation Of Income Tax Provision

A reconciliation of the actual income tax provision and the tax computed by applying the U.S. federal rate to the earnings before income taxes during the years ended June 30, 2015, 2014 and 2013 are as follows (in millions):

	Year ended June 30,
	2015	2014	2013
Expected benefit/provision at the statutory rate	$(57.3)	$(47.9)	$(57.1)
Increase/(decrease) due to:
Non-deductible stock-based compensation	59.4	96.5	35.6
State income taxes benefit, net of federal benefit	(7.4)	(6.3)	(1.9)
Transactions costs not deductible for tax purposes	0.7	0.8	1.3
Reversal of uncertain tax positions, net	—	(2.6)	—
State NOL adjustment	—	—	2.8
Change in effective tax rate	(2.2)	(0.3)	—
Change in valuation allowance	—	1.3	—
Foreign tax rate differential	0.6	1.0	(2.3)
Other, net	(2.5)	(2.2)	(0.2)
(Benefit)/provision for income taxes	$(8.7)	$40.3	$(21.8)

Schedule of Deferred Tax Assets and Liabilities

Deferred income taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows (millions):

	June 30,
	2015	2014
Deferred income tax assets
Net operating loss carry forwards	$434.0	$415.6
Alternate minimum tax credit carryforwards	8.4	6.3
Deferred revenue	243.5	190.7
Accrued expenses	27.9	22.4
Other liabilities	14.4	7.6
Reserves against accounts receivable	10.2	6.4
Other	17.4	2.1
Total deferred income tax assets	755.8	651.1
Valuation allowance	(1.1)	(2.2)
Net deferred tax assets	754.7	648.9
Deferred income tax liabilities
Property and equipment	468.9	374.4
Intangible assets	327.2	239.3
Debt issuance costs	18.8	27.2
Total deferred income tax liabilities	814.9	640.9
Net deferred income tax assets/(liabilities)	$(60.2)	$8.0

Schedule of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits, excluding interest and penalties, is as follows (in millions):

Year Ended June 30, 2014
Balance, beginning of year	$6.4
Decreases	(6.4)
Balance, end of year	$—